UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23108

Amplify ETF Trust
 (Exact name of registrant as specified in charter)

3250 Lacey Road, Suite 130
Downers Grove, IL 60515
(Address of principal executive offices) (Zip code)

Christian Magoon
Amplify ETF Trust
3250 Lacey Road, Suite 130
Downers Grove, IL 60515
 (Name and address of agent for service)

(855) 267-3837
Registrant's telephone number, including area code:

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Amplify Online Retail ETF
Schedule of Investments
July 31, 2016 (Unaudited)

Description	Shares	Fair Value

COMMON STOCKS — 99.8%
Marketplace — 28.7%
Alibaba Group Holding Ltd. - ADR *	404	$33,322
Copart, Inc. *	1,752	88,371
E-Commerce China Dangdang, Inc. - ADR *	5,274	32,910
Etsy, Inc. *	9,152	92,069
GrubHub, Inc. *	3,058	115,959
InterActiveCorp	1,378	79,869
Just Eat PLC *	5,310	37,738
MercadoLibre, Inc.	248	37,964
PayPal Holdings, Inc. *	1,908	71,054
Rakuten, Inc.	2,800	32,257
RetailMeNot, Inc. *	10,440	87,174
Shopify, Inc. *	1,210	41,467
		750,154
Traditional Retail — 58.4%
1-800-Flowers.com, Inc. *	9,974	91,063
Amazon.com, Inc. *	106	80,434
ASKUL Corp.	800	27,951
ASOS PLC *	570	33,984
Blue Nile, Inc.	2,998	87,122
Cimpress NV *	340	32,232
Ebay, Inc. *	3,206	99,899
FTD Companies, Inc. *	3,030	76,689
HSN, Inc.	1,564	80,014
JD.com, Inc. - ADR *	1,388	30,050
Jumei International Holding Ltd. - ADR *	5,634	23,212
Lands' End, Inc. *	3,642	51,753
Netflix, Inc. *	846	77,197
Nutrisystem, Inc.	2,908	86,019
Overstock.com, Inc. *	5,056	82,413
PetMed Express, Inc.	3,964	82,174
QVC Group *	2,870	76,945
Shutterfly, Inc. *	1,624	86,380
Stamps.com, Inc. *	916	69,437
Start Today Co., Ltd	600	28,814
Vipshop Holdings Ltd. - ADR *	2,608	37,112
Wayfair, Inc. *	1,978	86,043
Yoox Net-A-Porter Group SpA *	1,168	32,698
Zalando SE *	950	36,032
zooplus AG *	234	33,787
		1,529,454

Travel — 12.7%
Ctrip.com International Ltd. - ADR *	730	31,879
Expedia, Inc.	676	78,855
MakeMyTrip Ltd. *	1,856	34,949
Priceline Group, Inc. *	60	81,049
Qunar Cayman Islands Ltd. - ADR *	854	25,680
TripAdvisor, Inc. *	1,158	81,025
		333,437
Total Common Stocks
(Cost $2,495,546)		2,613,045

Money Market Funds — 0.2%
STIT-Government & Agency Portfolio - 0.31% #	4,936	4,936
Total Money Market Funds
(Cost $4,936)		4,936

Total Investments — 100.0%
(Cost $2,500,482)†		$2,617,981

Percentages are based on Net Assets of $2,616,719.
*	Non-income producing security.
ADR -	American Depositary Receipt
#	Seven-day yield as of July 31, 2016.
As of July 31, 2016, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. GAAP.
For the period ended July 31, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments.
For the period ended July 31, 2016, there were no Level 3 investments.
†
At July 31, 2016, the tax basis cost of the Fund’s investments was $2,500,482, and the unrealized appreciation and depreciation were $247,669 and $(130,170), respectively.  Since the Fund does not have a full fiscal year, the tax cost of investments are the same as noted in the Schedule of Investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Amplify ETF Trust

By (Signature and Title)  /s/ Christian Magoon
   Christian Magoon,
   President and Chief Executive Officer

Date  September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Christian Magoon
Christian Magoon,
President and Chief Executive Officer

Date  September 23, 2016

By (Signature and Title)* /s/ Bradley H. Bailey
    Bradley H. Bailey,
    Chief Financial Officer

Date  September 23, 2016

* Print the name and title of each signing officer under his or her signature.